Accrued liabilities and other liabilities	12 Months Ended
Dec. 31, 2025
Accrued liabilities and other liabilities
Accrued liabilities and other liabilities
11.	Accrued liabilities and other liabilities

	As of December 31,
	2024	2025
Accrued liabilities and other current liabilities
Salary and welfare payable	16,717	22,999
Other tax payables	600	6,240
Customer deposits	12,865	5,566
Warranty reserve (Note b)	582	4,146
Provision for reserve for inventory purchase commitments (Note a)	—	3,904
Professional services payable	5,978	3,740
Customer refund	3,682	3,738
VAT received from customers related to contract liabilities	1,251	490
Others	1,731	3,725
Total	43,406	54,548
Other non-current liabilities
Deferred government grant	9,055	9,261
Others	—	370
Total	9,055	9,631

Note a: The Company entered into several contracts to purchase foundry service. These contracts represent firm purchase commitments which are evaluated for potential losses. As of December 31, 2024 and 2025, the Company’s purchase obligation to third-party suppliers for foundry service was US$97,709 and US$136,134, respectively.

In connection with the preparation of the Company’s consolidated financial statements, the Company assessed the loss contingency under the foundry service contracts taking into account the estimated selling price of mining equipment. The provision was determined by applying a methodology similar to that used in the lower of cost or net realizable value with respect to inventory, using estimates of the costs to convert raw materials into final products in order to determine net realizable value. For the years ended December 31, 2023, 2024 and 2025, a provision of US$9,816, nil and US$3,904 has been recognized in cost of revenues for the Company’s inventory purchase commitments under foundry service contracts as a result of the decline in the estimated selling price of mining equipment based on the most recent subsequent selling price.

Note b: For mining equipment, the Company provides its customers for 360 days warranty, subject to certain conditions, such as normal use. The Company provides for the estimated costs of warranties at the time revenue is recognized. Factors that affect the Company’s warranty obligation include product defect rates and costs of repair or replacement.

Movement of provision for warranty is as follows:

	For the year ended December 31,
	2024	2025
Accrued warranty—beginning of year	878	582
Accrual for warranties issued during the year	2,598	6,889
Warranty claims paid	(2,512)	(3,172)
Warranty expired	(878)	(224)
Foreign currency translation adjustment	496	71
Accrued warranty—end of year	582	4,146